Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document and Entity Information [Abstract]
Entity Registrant Name	Forward Pharma A/S
Entity Central Index Key	0001604924
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	95,073,864
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018